Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	$ 100
Pension
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	84
Other post-retirement
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	$ 16